Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net

5.            Accounts receivable, net

(In thousands)	December 31, 2022	December 31, 2023
Accounts receivable	31,192	32,232
Less: Allowance for current expected credit losses	(1,429)	(1,022)
Accounts receivable, net	29,763	31,210

The following table presents movement in the allowance for current expected credit losses:

(In thousands)	December 31, 2021	December 31, 2022	December 31, 2023
Balance at beginning of the year	9,329	1,764	1,429
Additions	72	—	213
Reversals	(481)	(188)	(189)
Write-off	(7,375)	(2)	(408)
Exchange difference	219	(145)	(23)
Balance at end of the year	1,764	1,429	1,022

The accounts receivable due from the top 10 customers accounted for about 86% and 76% of the balance of accounts receivable as of December 31, 2022 and 2023, respectively. The following table summarizes customers with balances of accounts receivable which was greater than 10% of the Group’s total accounts receivable:

	December 31, 2022	December 31, 2023
Customer A	39%	30%
Customer B	12%	*
Customer C	17%	18%

*Less than 10%.